Warrant Liabilities - Schedule of Warrants are Fair Valued using Black-Scholes Model (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Warrants are Fair Valued using Black-Scholes Model [Abstract]
Volatility	110.00%	108.00%
Risk-free rate	4.05%	3.79%